Non-current provisions and other non-current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 668,747	€ 750,738
Other non-current liabilities	559,944	622,291
Non-current provisions
Development of provisions
Provisions at beginning of period	128,447
Foreign currency translation	1,419
Changes in consolidation group	6,496
Utilized	(3,577)
Reversed	(6,409)
Additions	23,191
Reclassifications	(40,764)
Provisions at end of period	108,803
Liabilities from share-based payment transactions	47,411	71,784
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	84,439
Foreign currency translation	1,203
Changes in consolidation group	430
Utilized	(3,294)
Reversed	(713)
Additions	19,065
Reclassifications	(40,764)
Provisions at end of period	60,366
Non-current provisions | Income Tax Liability
Development of provisions
Provisions at beginning of period	29,231
Foreign currency translation	150
Reversed	(5,447)
Additions	2,177
Provisions at end of period	26,111
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	14,777
Foreign currency translation	66
Changes in consolidation group	6,066
Utilized	(283)
Reversed	(249)
Additions	1,949
Provisions at end of period	22,326
Noncontrolling interests subject to put provisions
Non-current provisions and other non-current liabilities
Other non-current liabilities	331,293	324,295
Variable payments outstanding for acquisitions
Non-current provisions and other non-current liabilities
Other non-current liabilities	55,424	115,061
Derivatives
Non-current provisions and other non-current liabilities
Other non-current liabilities	50	11,820
1 - 3 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	219,129	457,382
3 - 5 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	34,762	107,080
Over 5 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 414,856	€ 186,276